Schedule of fair value of assets classification (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	€ 5,176,632	€ 4,581,749
Marketable Securities	12,491,755	8,078,002
Total cash and cash equivalents and marketable securities	17,668,388	12,659,751
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	5,176,632	4,581,749
Marketable Securities	12,491,755	8,078,002
Total cash and cash equivalents and marketable securities	17,668,388	12,659,751
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents
Marketable Securities
Total cash and cash equivalents and marketable securities
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents
Marketable Securities
Total cash and cash equivalents and marketable securities